Short-Term Loans and Long-Term Debt - Additional Information (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Short-term loans related to financial services	¥ 41,200	¥ 42,300
Weighted average interest rate on short-term borrowings	0.14%	0.19%
Unused borrowing capacity	¥ 550,000
Short-term loans, bank borrowings	¥ 200,012	¥ 1,301